Commitments and Contingencies - Summary of Maturities and Balance Sheet Presentation Under All Non-cancelable Operating Leases (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Maturity of lease liabilities
Maturity of lease liabilities 2022	$ 143,004
2023	143,004
2024	71,502
Total lease liabilities	357,510
Less: imputed interest	(34,454)
Present value of operating lease liability as of December 31, 2021	323,056
Lease liabilities - current	121,552	$ 0
Lease liabilities - noncurrent	201,504	$ 0
Operating lease liability	$ 323,056